CONTRACTS RECEIVABLE, NET (Detail Textuals) - Contractor	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contracts Receivable [Abstract]
Number of major general contractors	2
Concentration risk, percentage	86.00%	90.00%